Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill

The following table provides the gross carrying value and accumulated amortization for each major class of our intangible assets, other than goodwill:

	Remaining	December 31,	December 31,
	useful life	2025	2024
Cost:
Patent	0.42-1.17 years	$4,701,788	4,506,822
Technology	3 years	9,864,330	9,455,293
Customer relation
		14,566,118	13,962,115
Less : Accumulated amortization
Patent		$(4,308,827)	(3,603,509)
Technology		(3,977,140)	(3,064,769)
Customer relation
		(8,285,967)	(6,668,278)
Less : Accumulated impairment for intangible assets		(5,961,888)	(3,400,709)
Intangible assets, net		$318,263	$3,893,128

Schedule of Amortization Expenses	Amortization expenses for the next five years and thereafter are as follows:
Years ended December 31,
2026	$261,991
2027	56,272
2028	-
2029	-
2030	-
Thereafter	-
Total	$318,263